Borrowings (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Finance income, net
Finance (income) expense for the three and nine months ended September 30, 2022 and 2021 is comprised of:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Interest on contingent consideration	28	19	83	55
Interest on lease obligations	63	83	207	258
Interest and amortization of deferred financing costs on credit facility	—	—	—	84
Interest income	(1,416)	(109)	(1,969)	(331)
Bank fees and other	—	36	2	37
	(1,325)	29	(1,677)	103